T. ROWE PRICE Retirement 2005 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 55 .4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  211,277 9,665 7,579 45,058,608 217,633
New Income Fund  189,972 9,900 7,249 24,497,055 195,732
International Bond Fund (USD
Hedged)  74,092 3,302 2,722 8,753,511 74,843
Dynamic Global Bond Fund  43,938 1,871 1,609 5,677,563 44,171
Emerging Markets Bond Fund  39,586 885 1,515 4,285,311 40,753
High Yield Fund  34,698 813 1,203 5,805,597 34,892
U.S. Treasury Long-Term Index
Fund  33,438 516 2,621 4,575,013 32,345
Dynamic Credit Fund  17,367 896 659 2,002,963 17,846
Floating Rate Fund  11,548 285 398 1,238,154 11,465
Total Bond Funds (Cost $ 709,566 ) 669,680
EQUITY FUNDS 41 .1%
T. Rowe Price Funds:
Value Fund  69,458 337 2,132 1,454,857 71,244
Growth Stock Fund  65,530 324 3,257 578,941 68,298
Hedged Equity Fund  49,797 240 2,334 3,753,733 50,300
U.S. Large-Cap Core Fund  47,289 225 2,102 1,074,235 48,373
International Value Equity Fund  40,144 193 1,583 1,845,336 41,096
Overseas Stock Fund  35,090 172 1,086 2,335,580 35,874
Real Assets Fund  32,823 162 1,019 2,139,153 34,911
Equity Index 500 Fund  32,381 323 640 195,169 33,212
International Stock Fund  30,540 147 1,393 1,333,885 29,626
Mid-Cap Growth Fund  16,253 77 722 159,034 16,581
Mid-Cap Value Fund  14,985 71 581 470,981 15,688
Emerging Markets Discovery Stock
Fund  13,054 65 419 855,615 14,135
Emerging Markets Stock Fund  11,828 59 298 323,169 12,671
Small-Cap Value Fund  9,121 42 463 173,768 9,667
Small-Cap Stock Fund  7,614 36 166 135,657 8,116
New Horizons Fund (2) 6,940 32 955 114,670 6,551
Total Equity Funds (Cost $ 307,312 ) 496,343
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  101 1,600 1,600 1,032 100
Total Other Mutual Funds (Cost $ 100 ) 100

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .5%
Money Market Funds  3.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 50,111 9,861 18,270 41,701,772 41,702
Total Short-Term Investments (Cost $ 41,702 ) 41,702
Total Investments in Securities 100.0%
(Cost $1,058,680) $ 1,207,825
Other Assets Less Liabilities (0.0)% (570)
Net Assets 100.0% $ 1,207,255
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (6) $ 242 $ 349
Dynamic Global Bond Fund  (85) (29) 645
Emerging Markets Bond Fund  (210) 1,797 691
Emerging Markets Discovery Stock Fund  18 1,435 —
Emerging Markets Stock Fund  95 1,082 —
Equity Index 500 Fund  1,741 1,148 102
Floating Rate Fund  (5) 30 227
Growth Stock Fund  1,005 5,701 —
Hedged Equity Fund  537 2,597 —
High Yield Fund  (60) 584 643
International Bond Fund (USD Hedged)  (171) 171 798
International Stock Fund  393 332 —
International Value Equity Fund  710 2,342 —
Limited Duration Inflation Focused Bond Fund  (247) 4,270 983
Mid-Cap Growth Fund  48 973 —
Mid-Cap Value Fund  (3) 1,213 —
New Horizons Fund  60 534 —
New Income Fund  (696) 3,109 2,425
Overseas Stock Fund  468 1,698 —
Real Assets Fund  68 2,945 —
Small-Cap Stock Fund  74 632 —
Small-Cap Value Fund  17 967 —
Transition Fund  — (1) —
U.S. Large-Cap Core Fund  407 2,961 —
U.S. Treasury Long-Term Index Fund  (785) 1,012 353
Value Fund  130 3,581 —
U.S. Treasury Money Fund, 4.35% — — 529
Totals $ 3,503 # $ 41,326 $ 7,745 +

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $7,745 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2005 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F155-054Q1 08/25